Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
BASIS OF PRESENTATION
Prior to the IPO, Corebridge Parent and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group. In addition, under the tax law, AGC and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with our other subsidiaries (collectively, the “Non-Life Group”) for the five-year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.
RECENT U.S. TAX LAW CHANGES
On August 16, 2022, President Biden signed the Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”), which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15% corporate alternative minimum tax (“CAMT”) on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period, a 1% stock buyback tax, increased IRS enforcement funding, and Medicare's new ability to negotiate prescription drug prices. CAMT and the stock buyback tax are effective for tax years beginning after December 31, 2022. The tax provisions of Inflation Reduction Act are not expected to have a material impact on Corebridge’s financial results. However, the CAMT may impact our U.S. cash tax liabilities.
RECLASSIFICATION OF CERTAIN TAX EFFECTS FROM AOCI
We use an item-by-item approach to release the stranded or disproportionate income tax effects in AOCI related to our available-for-sale securities. Under this approach, a portion of the disproportionate tax effects is assigned to each individual security lot at the date the amount becomes lodged. When the individual securities are sold, mature or are otherwise impaired on an other-than-temporary basis, the assigned portion of the disproportionate tax effect is reclassified from AOCI to income (loss) from operations.
INTERIM TAX CALCULATION METHOD
We use the estimated annual effective tax rate method in computing our interim tax provision. Certain items, including those deemed to be unusual or infrequent or that cannot be reliably estimated, are excluded from the estimated annual effective tax rate. In these cases, the actual tax expense or benefit is reported in the same period as the related item. Certain tax effects are also not reflected in the estimated annual effective tax rate, primarily certain changes in uncertain tax positions and realizability of deferred tax assets, and are recorded in the period in which the change occurs.
INTERIM TAX EXPENSE (BENEFIT)
For the three months ended March 31, 2023, the effective tax rate on loss from operations was 32.3%. The effective tax rate on loss from operations differs from the statutory tax rate of 21% primarily due to adjustments to deferred tax assets, dividends received deduction, reclassifications from AOCI to income from operations related to the disposal of available-for-sale securities, and excess tax benefits related to share based compensation payments recorded through the income statement. These tax benefits were partially offset by the establishment of additional valuation allowance and tax charges associated with state and local income taxes.
For the three months ended March 31, 2022, the effective tax rate on income from operations was 20.0%. The effective tax rate on income from operations differs from the statutory tax rate of 21% primarily due to tax benefits associated with reclassifications from AOCI to income from operations related to the disposal of available for sale securities, dividends received deduction, tax adjustments related to prior year returns, and excess tax benefits related to share based compensation payments recorded through the income statement. These tax benefits were partially offset by tax charges associated with state and local income taxes, including the establishment of a valuation allowance associated with certain state jurisdictions.
For the three months ended March 31, 2023, we consider our foreign earnings with respect to certain operations in Europe to be indefinitely reinvested. These earnings relate to ongoing operations and have been reinvested in active business operations. A deferred tax liability has not been recorded for those foreign subsidiaries whose earnings are considered to be indefinitely reinvested. If recorded, such deferred tax liability would not be material to our consolidated financial condition. Deferred taxes, if necessary, have been provided on earnings of non-U.S. affiliates whose earnings are not indefinitely reinvested.
ASSESSMENT OF DEFERRED TAX ASSET VALUATION ALLOWANCE
The evaluation of the recoverability of our deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.
As discussed above, under the tax law, the AGC Group will not be permitted to join in the filing of a U.S. consolidated federal income tax return with the Non-Life Group for the five-year waiting period following the IPO. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during this period. Following the five-year waiting period, the AGC Group is expected to join U.S. consolidated federal income tax return with the Non-Life Group. Each separate U.S. federal tax filing group or separate U.S. tax filer is required to consider this five-year waiting period when assessing realization of their respective deferred tax assets including net operating loss and tax credit carryforwards.
Recent events, including the IPO, changes in target interest rates by the Board of Governors of the Federal Reserve System and significant market volatility, impacted actual and projected results of our business operations as well as our views on potential effectiveness of certain prudent and feasible tax planning strategies. In order to demonstrate the predictability and sufficiency of future taxable income necessary to support the realizability of the net operating losses and foreign tax credit carryforwards, we have considered forecasts of future income for each of our businesses, including assumptions about future macroeconomic and Corebridge-specific conditions and events, and any impact these conditions and events may have on our prudent and feasible tax planning strategies.
To the extent that the valuation allowance is attributed to changes in forecast of current year taxable income, the impact is included in our estimated annualized effective tax rate. A valuation allowance related to changes in forecasts of income in future periods as well as other items not related to the current year is recorded discretely. For the three months ended March 31, 2023, we recorded an increase in valuation allowance of $16 million, attributable to current year activity.
As of March 31, 2023, the balance sheet reflects a valuation allowance of $167 million related to our tax attribute carryforwards and a portion of certain other deferred tax assets that are no longer more-likely-than-not to be realized.
Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, impact of settlements with taxing authorities, and any changes to interpretations and assumptions related to the impact of the Inflation Reduction Act or the Tax Act could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.
For the three months ended March 31, 2023, recent changes in market conditions, including rising interest rates, impacted the unrealized tax capital gains and losses in the U.S. Life Insurance Companies’ available-for-sale securities portfolio, resulting in a deferred tax asset related to net unrealized tax capital losses. The deferred tax asset relates to the unrealized capital losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of March 31, 2023, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized capital losses that are not more likely than not to be realized. For the three months ended March 31, 2023, we recorded a decrease in valuation allowance of $132 million associated with the unrealized tax capital losses in the U.S. Life Insurance Companies’ available-for-sale securities portfolio. As of March 31, 2023, the balance sheet reflects a valuation allowance of $1.3 billion associated with the unrealized tax capital losses in the U.S. Life Insurance Companies’ available-for-sale securities portfolio. All of the valuation allowance established was allocated to OCI.
TAX EXAMINATIONS AND LITIGATION
Corebridge Parent and certain U.S. subsidiaries are included in a consolidated U.S. federal income tax return with AIG through the date of IPO (short-period tax year 2022), and income tax expense is recorded, based on applicable U.S. and foreign laws.
The AIG U.S. Consolidated Tax Group is currently under IRS examination for the tax years 2011 through 2019 and is continuing to engage in the appeals process for years 2007 through 2010.
We are periodically advised of certain IRS and other adjustments identified in AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.
Income Taxes
BASIS OF PRESENTATION
Prior to the IPO, Corebridge parent and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. Our provision for income taxes is calculated on a separate return basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group and in a small minority of state jurisdictions which follow federal consolidation rules, the most significant being Florida. In addition, under applicable tax law, AGC and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with our other subsidiaries (collectively, the “Non-Life Group”) for the five-year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.
As discussed in Note 1, Cap Corp and certain of its subsidiaries were not transferred to Corebridge parent as part of the internal reorganization executed during the fourth quarter of 2021 and have therefore been adjusted through Shareholders’ equity in the Company’s Consolidated Financial Statements. This adjustment includes historical reserves for uncertain tax positions and deferred tax assets related to the tax attribute carryforwards of Cap Corp and certain of its affiliates which were part of the prior period balance sheet.
Under our pre-existing federal tax sharing agreements with AIG, we settle our current tax liability as if the Corebridge entities are each a separate stand-alone taxpayer. Further, AIG credits us to the extent our net operating losses, tax credits, and other tax benefits are used in AIG’s consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). Accordingly, our net operating loss and tax credit carryforwards disclosed currently represent the estimated separate company tax attribute carryforwards that have not been utilized on a consolidated AIG basis. Under the U.S. tax rules, these tax attribute carryforwards remain with the relevant Corebridge entities and will be available for utilization by the respective Corebridge U.S. federal tax filing groups following tax deconsolidation from AIG. Our tax attribute carryforwards will continue to be adjusted based on the short-period 2022 Corebridge tax return included as part of the AIG consolidated federal income tax return as well as certain IRS and other adjustments identified in AIG’s consolidated prior year tax returns. The balance sheet classification of U.S. federal current and deferred tax assets/liabilities is based on the respective separate U.S. Federal tax filing groups.
Our provision for state income taxes includes jurisdictions in which we continue to file combined tax returns with AIG and certain other states in which we file separate tax returns. State and local net operating loss carryforwards represent separate company tax attribute carryforwards not utilized on a combined basis, as applicable.
We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
RECENT U.S. TAX LAW CHANGES
On August 16, 2022, President Biden signed the Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”), which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15% corporate alternative minimum tax (“CAMT”) on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period, a 1% stock buyback tax, increased IRS enforcement funding, and Medicare's new ability to negotiate prescription drug prices. CAMT and the stock buyback tax are effective for tax years beginning after December 31, 2022. The tax provisions of Inflation Reduction Act are not expected to have a material impact on Corebridge’s financial results. However, the CAMT may impact our U.S. cash tax liabilities.
RECLASSIFICATION OF CERTAIN TAX EFFECTS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME
Corebridge uses an item-by-item approach to release the stranded or disproportionate income tax effects in AOCI related to our available-for-sale securities. Under this approach, a portion of the disproportionate tax effects is assigned to each individual security lot at the date the amount becomes lodged. When the individual securities are sold, mature, or are otherwise impaired on an other-than-temporary basis, the assigned portion of the disproportionate tax effect is reclassified from AOCI to income (loss) from operations.
EFFECTIVE TAX RATE
The following table presents income (loss) before income tax expense (benefit) by U.S. and foreign location in which such pre-tax income (loss) was earned or incurred:

Years Ended December 31,
(in millions)	2022	2021	2020
U.S.	$10,449	$10,600	$827
Foreign	42	654	24
Total	$10,491	$11,254	$851
The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

Years Ended December 31,
(in millions)	2022	2021	2020
U.S. and Foreign components of actual income tax expense:
U.S.:
Current	$868	$1,943	$1,714
Deferred	1,150	146	(1,726)
Foreign:
Current	10	3	10
Deferred	(16)	(10)	(13)
Total	$2,012	$2,082	$(15)
Our actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate due to the following:

Years Ended December 31,	2022			2021			2020
(dollars in millions)	Pre-Tax Income (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax Income (Loss)	Pre-Tax Income (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax Income (Loss)	Pre-Tax Income	Tax Expense/ (Benefit)	Percent of Pre-Tax Income
U.S. federal income tax at statutory rate	$10,491	$2,203	21.0%	$11,254	$2,363	21.0%	$851	$178	21.0%
Adjustments:
Uncertain tax positions	—	2	—	—	(69)	(0.6)	—	17	2.0
Reclassifications from accumulated other comprehensive income	—	(84)	(0.7)	—	(108)	(1.0)	—	(100)	(11.8)
Noncontrolling interest	—	(67)	(0.6)	—	(197)	(1.7)	—	(47)	(5.5)
Dividends received deduction	—	(36)	(0.3)	—	(37)	(0.3)	—	(39)	(4.6)
Tax deconsolidation and separation costs	—	(104)	(1.0)	—	—	—	—	—	—
State and local income taxes	—	24	0.2	—	105	0.9	—	(4)	(0.5)
Other	—	(29)	(0.3)	—	(2)	—	—	1	0.1
Adjustments to prior year tax returns	—	(48)	(0.5)	—	(3)	—	—	(27)	(3.2)
Share based compensation payments excess tax deduction	—	(6)	(0.1)	—	4	—	—	10	1.2
Valuation allowance	—	157	1.5	—	26	0.2	—	(4)	(0.5)
Consolidated total amounts	$10,491	$2,012	19.2%	$11,254	$2,082	18.5%	$851	$(15)	(1.8)%
For the year ended December 31, 2022, there was a tax expense on income from operations, resulting in an effective tax rate on income from operations of 19.2%. The effective tax rate on income from operations differs from the statutory tax rate of 21.0% primarily due to tax benefits of $104 million of associated with the tax deconsolidation from AIG, $84 million reclassifications from accumulated other comprehensive income to income from operations related to the disposal of available for sale securities, $67 million associated with noncontrolling interest, and $36 million dividends received deduction. These tax benefits were partially offset by a tax charge of $157 million additional valuation allowance establishment primarily as a result of the tax deconsolidation.
For the year ended December 31, 2021, there was a tax expense on income from operations, resulting in an effective tax rate on income from operations of 18.5%. The effective tax rate on income from operations differs from the statutory tax rate of 21% primarily due to tax benefits of $108 million of reclassifications from accumulated other comprehensive income to income from operations related to the disposal of available for sale securities, $197 million associated with noncontrolling interest, $37 million dividends received deduction, and $69 million primarily associated with the release of reserves for uncertain tax positions, penalties and interest related to the recent completion of audit activity by the IRS. These tax benefits were partially offset by a tax charge of $105 million related to state and local income taxes and $18 million associated with the establishment of U.S. federal valuation allowance related to certain tax attribute carryforwards.
For the year ended December 31, 2020, there was a tax benefit on income from operations, resulting in an effective tax rate on income from operations of (1.8)%. The effective tax rate on income from operations differs from the statutory tax rate of 21% primarily due to tax benefits of $100 million of reclassifications from accumulated other comprehensive income to income from operations related to the disposal of available for sale securities, $47 million associated with noncontrolling interest, $39 million dividends received deduction and $27 million associated with tax adjustments related to prior year returns. These tax benefits are partially offset by a tax charge of $17 million related to changes in uncertain tax positions, including the accrual of IRS interest.
For the year ended December 31, 2022, we consider our foreign earnings with respect to certain operations in Europe to be indefinitely reinvested. These earnings relate to ongoing operations and have been reinvested in active business operations. A deferred tax liability has not been recorded for those foreign subsidiaries whose earnings are considered to be indefinitely reinvested. If recorded, such deferred tax liability would not be material to our consolidated financial condition. Deferred taxes, if necessary, have been provided on earnings of non-U.S. affiliates whose earnings are not indefinitely reinvested.
The following table presents the components of the net deferred tax assets (liabilities):

December 31,
(in millions)	2022	2021
Deferred tax assets:
Losses and tax credit carryforwards	$572	$214
Basis differences on investments	2,989	3,044
Fortitude Re funds withheld embedded derivative	—	541
Life policy reserves	1,561	2,811
Accruals not currently deductible, and other	61	2
Investments in foreign subsidiaries	—	1
Loss reserve discount	—	—
Fixed assets and intangible assets	885	1,160
Other	439	237
Employee benefits	81	—
Unrealized losses related to available for sale debt securities	4,928	—
Unearned premium reserve reduction	144	—
Market risk benefits	828	1,447
Total deferred tax assets	12,488	9,457
Deferred tax liabilities:
Employee benefits	—	(32)
Fortitude Re funds withheld embedded derivative	(863)	—
Deferred policy acquisition costs	(1,504)	(1,528)
Unrealized gains related to available for sale debt securities	—	(3,166)
Total deferred tax liabilities	(2,367)	(4,726)
Net deferred tax assets before valuation allowance	10,121	4,731
Valuation allowance	(1,752)	(169)
Net deferred tax assets (liabilities)	$8,369	$4,562
As of December 31, 2022, on a U.S. GAAP basis, we have U.S. federal net operating loss carryforwards of $459 million. Our net operating loss carryforwards of the AGC group have unlimited carryforward periods while net operating loss carryforwards of the Non-Life Group have carryforward periods expiring after 2028. A valuation allowance has been recorded on net operating loss carryforwards of the Non-Life Group, as discussed below.
ASSESSMENT OF DEFERRED TAX ASSET VALUATION ALLOWANCE
The evaluation of the recoverability of our deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.
Our framework for assessing the recoverability of the deferred tax asset requires us to consider all available evidence, including:
•the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
•the sustainability of recent operating profitability of our subsidiaries;
•the predictability of future operating profitability of the character necessary to realize the net deferred tax asset, including forecasts of future income for each of our businesses and actual and planned business and operational changes;
•the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and
•prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.
Recent events, including the IPO, multiple changes in target interest rates by the Board of Governors of the Federal Reserve System and significant market volatility, impacted actual and projected results of our business operations as well as our views on potential effectiveness of certain prudent and feasible tax planning strategies. In order to demonstrate the predictability and sufficiency of future taxable income necessary to support the realizability of the net operating losses and foreign tax credit carryforwards, we have considered forecasts of future income for each of our businesses, including assumptions about future macroeconomic and Corebridge-specific conditions and events, and any impact these conditions and events may have on our prudent and feasible tax planning strategies.
The completion of the IPO resulted in the tax deconsolidation from the AIG Consolidated Tax Group. As discussed above, under applicable tax law, the AGC Group will not be permitted to join in the filing of a U.S. consolidated federal income tax return with the Non-Life Group for the five-year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during this period. Following the five-year waiting period, the AGC Group is expected to join U.S. consolidated federal income tax return with the Non-Life Group. Each separate U.S. federal tax filing group or separate U.S. tax filer is required to consider this five-year waiting period when assessing realization of their respective deferred tax assets including net operating loss and tax credit carryforwards. Taking into account the IPO and subsequent tax deconsolidation and their impact on projections of income and our analysis of their potential impact on utilization of our deferred tax assets for our U.S. federal tax filing groups, during 2022 we recorded an additional $133 million valuation allowance related to our tax attribute carryforwards and a portion of certain other deferred tax assets that are no longer more-likely-than-not to be realized.
As of December 31, 2022, the balance sheet reflects a valuation allowance of $151 million related to our tax attribute carryforwards and a portion of certain other deferred tax assets that are no longer more-likely-than-not to be realized.
Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, impact of settlements with taxing authorities, and any changes to interpretations and assumptions related to the impact of the Inflation Reduction Act or the Tax Act could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.
For the year ended December 31, 2022, recent changes in market conditions, including rising interest rates, impacted the unrealized tax capital gains and losses in the U.S. Life Insurance Companies’ available-for-sale securities portfolio, resulting in a deferred tax asset related to net unrealized tax capital losses. The deferred tax asset relates to the unrealized capital losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2022, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized capital losses that are not more likely than not to be realized. For the year ended December 31, 2022, we established $1.4 billion of valuation allowance associated with the unrealized tax capital losses in the U.S. Life Insurance Companies’ available-for-sale securities portfolio. All of the valuation allowance established was allocated to other comprehensive income.
For the year ended December 31, 2022, we recognized a net increase of $24 million in deferred tax asset valuation allowance associated with certain state and foreign jurisdictions, primarily attributable to current year activity.
TAX EXAMINATIONS AND LITIGATION
Corebridge Parent and certain U.S. subsidiaries are included in a consolidated U.S. federal income tax return with AIG through the date of IPO (short-period tax year 2022), and income tax expense is recorded, based on applicable U.S. and foreign laws. The AIG U.S. consolidated tax group is currently under IRS examination for the tax years 2011 through 2019 and is continuing to engage in the appeals process for years 2007 through 2010.
We are periodically advised of certain IRS and other adjustments identified in AIG’s consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.
The IRS challenged certain foreign tax credits claimed by Corebridge and certain U.S. subsidiaries related to the cross border financing transactions entered into in the years 2002-2004 while Corebridge and such subsidiaries were not part of the AIG Consolidated Tax Group. During the fourth quarter of 2020, Corebridge and the IRS executed a binding settlement agreement with respect to the underlying issues in those tax years. Review of the related interest calculations based on the settlement agreement concluded in the first quarter of 2022.
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

Years Ended December 31,
(in millions)	2022	2021	2020
Gross unrecognized tax benefits, beginning of year	$18	$917	$1,173
Increases in tax positions for prior years	3	—	1
Decreases in tax positions for prior years	(1)	(899)	(5)
Increases in tax positions for current year	—	—	—
Settlements	—	—	(252)
Gross unrecognized tax benefits, end of year	$20	$18	$917
At December 31, 2022, 2021 and 2020, Corebridge subsidiaries had unrecognized tax benefits, excluding interest and penalties, which were $20 million, $18 million and $917 million, respectively. The activity for the years ended December 31, 2021 and 2020 is primarily attributable to the recent completion of audit activity by the IRS. Additionally, the activity for the year ended December 31, 2021 includes decreases of $846 million related to amounts for Cap Corp and certain of its affiliates that were adjusted through Shareholders’ equity in the Company’s Consolidated Financial Statements.
For December 31, 2020, our unrecognized tax benefit related to tax positions that, if recognized, would not affect the effective tax rate because they relate to such factors as the timing, rather than the permissibility, of the deduction were $10 million. Accordingly, at December 31, 2022, 2021 and 2020, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $20 million, $18 million, and $907 million, respectively.
Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2022 and 2021, we had no accrued liabilities, and at December 31, 2020, we had accrued liabilities of $52 million. There was no interest activity related to unrecognized tax benefits for the year ended December 31, 2022. For the years ended December 31, 2021 and 2020, we accrued (benefit) expense of $(26) million and $2 million, respectively, for the payment of interest and penalties. Additionally, the activity for the year ended December 31, 2021 includes decreases of $26 million related to amounts for Cap Corp and certain of its affiliates that were adjusted through Shareholders’ equity in the Company’s Consolidated Financial Statements.
Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.
Listed below are the tax years that remain subject to examination by major tax jurisdictions:

December 31, 2022	Open Tax Years
Major Tax Jurisdiction
United States	2007-2021
United Kingdom	2021